SHARE-BASED PAYMENTS - Charges for Share-based Incentive Plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Based Payments [Abstract]
Share-based payments	£ 73	£ 109	£ 140